UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                                  FORM 13F-HR
                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2011

Check here if Amendment [ ]; Amendment Number:
This Amendment  (Check only one.): [ ] is a restatement
                                   [x] adds new holding entires

Institutional Investment Manager Filing this Report:
Name:              Credo Capital Management, LLC
Address:           225 E. Redwood Street, 2nd Floor
                   Baltimore, MD  21202

Form 13F File Number: 28-12753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Melanie H. Mendoza
Title:  Chief Compliance Officer
Phone:  (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD          July 15, 2011
[Signature]                       [City, State]            [Date]

Report Type (Check only one):
[x]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.





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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F information Table Entry Total: 109

Form 13F Information Table Value Total: 588,659

List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.


NONE









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FORM 13F INFORMATION TABLE



                                                                                                                Voting Authority
                                                       Value    Shares/ Sh/ Put/ Invstmt  Other         -------------------
Name of Issuer               Title of class CUSIP      (x$1000) Prn Amt Prn Call Dscretn  Managers      Sole  Shared   None
--------------               -------------- -----      -------- ------- --- ---- -------  --------      ----  ------   ----
Acuity Brands Inc.               COM       00508Y102      1017     18230 SH       Sole                                    18230
Airgas Inc.                      COM       009363102      5347     76346 SH       Sole                   47283            29063
Alexion Pharmaceuticals Inc.     COM       015351109     10066    214028 SH       Sole                  130455            83573
Alpha Natural Resources Inc.     COM       02076X102     10380    228433 SH       Sole                  139665            88768
American Public Education Inc    COM       02913V103       927     20836 SH       Sole                                    20836
Bed Bath & Beyond Inc.           COM       075896100     13023    223113 SH       Sole                  136018            87095
Blue Nile Inc.                   COM       09578R103       613     13939 SH       Sole                                    13939
Buffalo Wild Wings Inc.          COM       119848109     11785    177722 SH       Sole                   99171            78551
Carrizo Oil & Gas Inc.           COM       144577103     12592    301605 SH       Sole                  165532           136073
Catalyst Health Solutions Inc    COM       14888B103     11007    197183 SH       Sole                  112486            84697
Cavium Inc.                      COM       14964U108       968     22211 SH       Sole                                    22211
Cepheid                          COM       15670R107      1069     30859 SH       Sole                                    30859
Chart Industries Inc.            COM       16115Q308      1054     19535 SH       Sole                                    19535
Children's Place Retail Store    COM       168905107      8737    196384 SH       Sole                  111954            84430
Cogent Communications Group I    COM       19239V302       760     44704 SH       Sole                                    44704
Coherent Inc.                    COM       192479103      1075     19455 SH       Sole                                    19455
Coinstar Inc.                    COM       19259P300     11391    208862 SH       Sole                  116360            92502
Computer Programs & Systems I    COM       205306103       756     11914 SH       Sole                                    11914
Comstock Resources Inc.          COM       205768203       944     32792 SH       Sole                                    32792
Constant Contact Inc.            COM       210313102       865     34100 SH       Sole                                    34100
Crown Holdings Inc.              COM       228368106     10485    270084 SH       Sole                  164661           105423
DG Fastchannel Inc.              COM       23326R109      1224     38200 SH       Sole                                    38200
DTS Inc.                         COM       23335C101       789     19451 SH       Sole                                    19451
Deckers Outdoor Corp.            COM       243537107     10140    115041 SH       Sole                   70093            44948
Diamond Foods Inc.               COM       252603105     12213    159988 SH       Sole                   90359            69629
Digital Realty Trust Inc.        COM       253868103     11513    186354 SH       Sole                  113583            72771
Dresser-Rand Group Inc.          COM       261608103     10139    188627 SH       Sole                  115013            73614
Dupont Fabros Technology Inc.    COM       26613Q106      1008     40003 SH       Sole                                    40003
EQT Corp.                        COM       26884L109      7356    140067 SH       Sole                   86072            53995
Elizabeth Arden Inc.             COM       28660G106      1005     34630 SH       Sole                                    34630
EnerSys Inc.                     COM       29275Y102       861     25020 SH       Sole                                    25020
Equinix Inc.                     COM       29444U502     10694    105862 SH       Sole                   64520            41342
Evercore Partners Inc.           COM       29977A105       896     26876 SH       Sole                                    26876
Fastenal Co.                     COM       311900104     12175    338302 SH       Sole                  206250           132052
Finisar Corp.                    COM       31787A507       597     33111 SH       Sole                                    33111
Forward Air Corp.                COM       349853101       903     26710 SH       Sole                                    26710
Globe Specialty Metals Inc.      COM       37954N206      1309     58379 SH       Sole                                    58379
Great Lakes Dredge & Dock Cor    COM       390607109       572    102593 SH       Sole                                   102593
Green Mountain Coffee Roaster    COM       393122106     15220    170517 SH       Sole                  103955            66562
Greenhill & Co.                  COM       395259104      9350    173733 SH       Sole                  105893            67840
HMS Holdings Corp.               COM       40425J101     10197    132649 SH       Sole                   81107            51542
Harman International Industri    COM       413086109      9263    203275 SH       Sole                  123887            79388
Helix Energy Solutions Group     COM       42330P107      1033     62383 SH       Sole                                    62383
Hhgregg Inc.                     COM       42833L108       307     22925 SH       Sole                                    22925
Horsehead Holding Corp.          COM       440694305       604     45332 SH       Sole                                    45332
Huntsman Corp.                   COM       447011107      2944    156175 SH       Sole                   96612            59563
IPC The Hospitalist Co. Inc.     COM       44984A105       980     21138 SH       Sole                                    21138
Illumina Inc.                    COM       452327109     10481    139473 SH       Sole                   85024            54449
Insulet Corp.                    COM       45784P101      1093     49280 SH       Sole                                    49280
K12 Inc.                         COM       48273U102       783     23630 SH       Sole                                    23630
Koppers Holdings Inc.            COM       50060P106       831     21917 SH       Sole                                    21917
Legg Mason Inc.                  COM       524901105      9936    303302 SH       Sole                  184833           118469
Littelfuse Inc.                  COM       537008104       870     14820 SH       Sole                                    14820
Luminex Corp.                    COM       55027E102       931     44550 SH       Sole                                    44550
MEMC Electronic Materials Inc    COM       552715104       119     13960 SH       Sole                                    13960
MF Global Ltd.                   COM       55277J108      9985   1289996 SH       Sole                  724110           565886
Manitowoc Co.                    COM       563571108     10859    644858 SH       Sole                  368508           276350
ManpowerGroup                    COM       56418H100      8334    155339 SH       Sole                   94769            60570
Marten Transport Ltd.            COM       573075108       615     28470 SH       Sole                                    28470
Maxwell Technologies Inc.        COM       577767106       736     45460 SH       Sole                                    45460
Medidata Solutions Inc.          COM       58471A105       734     30770 SH       Sole                                    30770
Meru Networks Inc.               COM       59047Q103       247     20600 SH       Sole                                    20600
MetroPCS Communications Inc.     COM       591708102      8387    487335 SH       Sole                  297032           190303
Microsemi Corp.                  COM       595137100     10659    519964 SH       Sole                  286723           233241
Modine Manufacturing Co.         COM       607828100       721     46898 SH       Sole                                    46898
Mohawk Industries Inc.           COM       608190104      9506    158457 SH       Sole                   96540            61917
Monro Muffler Brake Inc.         COM       610236101       845     22654 SH       Sole                                    22654
Moog Inc.                        COM       615394202      8740    200833 SH       Sole                  122558            78275
Motricity Inc.                   COM       620107102       377     48815 SH       Sole                                    48815
Navistar International Corp.     COM       63934E108      8605    152401 SH       Sole                   93005            59396
NetSuite Inc.                    COM       64118Q107       784     20012 SH       Sole                                    20012
ON Semiconductor Corp.           COM       682189105      8908    850802 SH       Sole                  518817           331985
OPNET Technologies Inc.          COM       683757108      1126     27501 SH       Sole                                    27501
Old Dominion Freight Line Inc    COM       679580100      9116    244408 SH       Sole                  149140            95268
Onyx Pharmaceuticals Inc.        COM       683399109       842     23850 SH       Sole                                    23850
Par Pharmaceutical Cos. Inc.     COM       69888P106       625     18950 SH       Sole                                    18950
Parametric Technology Corp.      COM       699173209      9929    433018 SH       Sole                  263858           169160
Peet's Coffee & Tea Inc.         COM       705560100       882     15294 SH       Sole                                    15294
Pegasystems Inc.                 COM       705573103     11851    254595 SH       Sole                  139195           115400
Phillips-Van Heusen Corp.        COM       718592108     10442    159488 SH       Sole                   97180            62308
Polycom Inc.                     COM       73172K104     11068    172132 SH       Sole                  104657            67475
Power Intergrations Inc.         COM       739276103       846     22026 SH       Sole                                    22026
Quality Systems Inc.             COM       747582104      7108     81417 SH       Sole                   49617            31800
RBC Bearings Inc.                COM       75524B104       928     24578 SH       Sole                                    24578
Rackspace Hosting Inc.           COM       750086100      8331    194932 SH       Sole                  118821            76111
RealD Inc.                       COM       75604L105       770     32940 SH       Sole                                    32940
RightNow Technologies Inc.       COM       76657R106      1063     32795 SH       Sole                                    32795
Robert Half International Inc    COM       770323103      8547    316199 SH       Sole                  192919           123280
Rovi Corp.                       COM       779376102     11025    192202 SH       Sole                  117150            75052
Royal Caribbean Cruises Ltd.     COM       V7780T103      8833    234674 SH       Sole                  142947            91727
Rue21 Inc.                       COM       781295100       868     26710 SH       Sole                                    26710
SPX Corp.                        COM       784635104      9931    120138 SH       Sole                   73339            46799
Salix Pharmaceuticals Ltd.       COM       795435106     10805    271280 SH       Sole                  149028           122252
Semtech Corp.                    COM       816850101     10963    400984 SH       Sole                  244426           156558
Silicon Laboratories Inc.        COM       826919102       842     20416 SH       Sole                                    20416
Sourcefire Inc.                  COM       83616T108       961     32329 SH       Sole                                    32329
Stifel Financial Corp.           COM       860630102      9065    252781 SH       Sole                  140307           112474
Superior Energy Services         COM       868157108     10107    272126 SH       Sole                  166365           105761
Tiffany & Co.                    COM       886547108     11789    150143 SH       Sole                   91507            58636
Timken Co.                       COM       887389104      9367    185856 SH       Sole                  113120            72736
Trinity Industries Inc.          COM       896522109     10474    300273 SH       Sole                  183175           117098
Ultimate Software Group Inc.     COM       90385D107      1031     18950 SH       Sole                                    18950
Ultratech Inc.                   COM       904034105       828     27260 SH       Sole                                    27260
Urban Outfitters Inc.            COM       917047102      6938    246454 SH       Sole                  150178            96276
Volcano Corp.                    COM       928645100      1097     33970 SH       Sole                                    33970
W.W. Grainger Inc.               COM       384802104      8730     56817 SH       Sole                   34675            22142
Wesco International Inc.         COM       95082P105      8947    165418 SH       Sole                  100890            64528
Wright Express Corp.             COM       98233Q105      1049     20155 SH       Sole                                    20155
athenahealth Inc.                COM       04685W103      9289    226018 SH       Sole                  125684           100334
REPORT SUMMARY                   109 DATA RECORDS       588659              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED